Details of Certain Consolidated Statements of Income Lines (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details Of Certain Statements Of Income Lines Details [Abstract]
Foreign currency conversion revenue	$ 877	$ 855	$ 861
Delinquency fees	667	604	567
Service fees	375	362	355
Other commissions and fees	495	496	486
Total other commissions and fees	$ 2,414	$ 2,317	$ 2,269